INVESTMENT SECURITIES (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity Method Investment [Abstract]
Carrying value of investment	$ 0.1	$ 0.8
Consideration for shares disposed	0.4
Recognized gain (loss) from changes in fair market value	$ (0.3)
Hermitage Offshore Services Limited [Member]
Equity Method Investment [Abstract]
Number of shares held (in shares)	286,200	811,538